UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-06500

Name of Fund:  BlackRock MuniYield New York Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer (principal executive officer), BlackRock MuniYield New York Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments


BlackRock MuniYield New York Insured Fund, Inc.

Schedule of Investments as of July 31, 2007 (Unaudited)                                                            (in Thousands)

                             Face
                           Amount    Municipal Bonds                                                                     Value
New York - 125.8%       $  23,790    Albany County, New York, Airport Authority, Airport Revenue Bonds, AMT, 6%
                                     due 12/15/2023 (c)(t)                                                            $    24,420

                            1,250    Buffalo, New York, School, GO, Series D, 5.50% due 12/15/2014 (b)                      1,333

                            1,500    Buffalo, New York, School, GO, Series D, 5.50% due 12/15/2016 (b)                      1,600

                            4,300    Buffalo, New York, Sewer Authority, Revenue Refunding Bonds, Series F, 6%
                                     due 7/01/2013 (b)                                                                      4,654

                            1,700    Dutchess County, New York, Resource Recovery Agency Revenue Bonds (Solid Waste
                                     System-Forward), Series A, 5.40% due 1/01/2013 (d)                                     1,792

                            1,900    Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo
                                     Project), 5.75% due 5/01/2020 (c)                                                      2,044

                            4,250    Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo
                                     Project), 5.75% due 5/01/2024 (c)                                                      4,453

                           13,575    Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A,
                                     4.50% due 2/15/2047 (d)                                                               12,913

                              485    Huntington, New York, GO, Refunding, 5.50% due 4/15/2011 (a)                             514

                              460    Huntington, New York, GO, Refunding, 5.50% due 4/15/2012 (a)                             495

                              455    Huntington, New York, GO, Refunding, 5.50% due 4/15/2013 (a)                             493

                              450    Huntington, New York, GO, Refunding, 5.50% due 4/15/2014 (a)                             492

                              450    Huntington, New York, GO, Refunding, 5.50% due 4/15/2015 (a)                             496

                            1,675    Ilion, New York, Central School District, GO, Series B, 5.50% due 6/15/2010 (b)(e)     1,771

                            7,000    Long Island Power Authority, New York, Electric System Revenue Bonds, Series A,
                                     5% due 9/01/2029 (a)                                                                   7,236

                            8,500    Long Island Power Authority, New York, Electric System Revenue Bonds, Series A,
                                     5% due 9/01/2034 (a)                                                                   8,762

                            6,970    Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                                     Series F, 4.25% due 5/01/2033 (d)                                                      6,522

                            4,250    Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate University
                                     Project), Series A, 5% due 7/01/2035 (a)                                               4,407

                            2,000    Metropolitan Transportation Authority, New York, Commuter Facilities Revenue
                                     Bonds, Series A, 5.75% due 1/01/2008 (d)(e)                                            2,047

                           10,000    Metropolitan Transportation Authority, New York, Commuter Facilities Revenue
                                     Refunding Bonds, Series B, 4.875% due 7/01/2018 (b)(h)                                10,187

                            5,000    Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds,
                                     Series A, 5% due 11/15/2011 (b)(e)                                                     5,247

                            5,500    Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds,
                                     Series A, 5% due 11/15/2035 (d)                                                        5,702

                           10,600    Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                                     Refunding Bonds, Series A, 5% due 11/15/2030 (d)                                      10,907



Portfolio Abbreviations


To simplify the listings of BlackRock MuniYield New York Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
HFA        Housing Finance Agency
M/F        Multi-Family
PILOT      Payment in Lieu of Taxes
RIB        Residual Interest Bonds
VRDN       Variable Rate Demand Notes


BlackRock MuniYield New York Insured Fund, Inc.


Schedule of Investments as of July 31, 2007 (Unaudited) (concluded)                                                (in Thousands)

                             Face
                           Amount    Municipal Bonds                                                                     Value
New York                $   1,015    Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue
(concluded)                          Refunding Bonds,  Series A, 5% due 11/15/2032 (c)                                $     1,044

                            3,900    Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                                     RIB, Series 724X, 7.62% due 11/15/2032 (c)(g)(u)                                       4,494

                            1,740    Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                                     Series A, 5.125% due 11/15/2022 (b)                                                    1,823

                           13,855    Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                                     Series A, 5% due 11/15/2030 (c)                                                       14,315

                            2,500    Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                                     Series A, 5.25% due 11/15/2031 (b)                                                     2,620

                            1,500    Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                                     Series B, 5% due 11/15/2028 (d)                                                        1,552

                            2,000    Metropolitan Transportation Authority, New York, Service Contract Revenue
                                     Refunding Bonds, Series A, 5% due 7/01/2025 (b)                                        2,067

                            2,885    Metropolitan Transportation Authority, New York, Transit Facilities Revenue
                                     Refunding Bonds, Series C, 5.125% due 1/01/2012 (c)(e)                                 3,043

                            1,640    Metropolitan Transportation Authority, New York, Transit Facilities Revenue
                                     Refunding Bonds, Series C, 5.125% due 7/01/2012 (c)(e)                                 1,739

                            3,000    Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,
                                     Series A, 5% due 11/15/2032 (b)                                                        3,096

                            6,235    Metropolitan Transportation Authority, New York, Transportation Revenue Refunding
                                     Bonds, Series F, 5.25% due 11/15/2012 (d)(e)                                           6,661

                            5,000    Metropolitan Transportation Authority, New York, Transportation Revenue Refunding
                                     Bonds, Series F, 5% due 11/15/2031 (d)                                                 5,149

                            1,400    Monroe County, New York, IDA Revenue Bonds (Southview Towers Project), AMT,
                                     6.125% due 2/01/2020                                                                   1,474

                            1,125    Monroe County, New York, IDA Revenue Bonds (Southview Towers Project), AMT,
                                     6.25% due 2/01/2031                                                                    1,190

                           10,830    Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75%
                                     due 8/01/2009 (c)(e)                                                                  11,466

                            1,500    New York City, New York, City Housing Development Corporation, M/F Housing
                                     Revenue Bonds, AMT, Series C, 5% due 11/01/2026                                        1,504

                            2,000    New York City, New York, City Housing Development Corporation, M/F Housing
                                     Revenue Bonds, AMT, Series C, 5.05% due 11/01/2036                                     2,039

                            1,340    New York City, New York, City Housing Development Corporation, M/F Housing
                                     Revenue Bonds, AMT, Series H-1, 4.70% due 11/01/2040                                   1,275

                            1,000    New York City, New York, City Housing Development Corporation, M/F Housing
                                     Revenue Bonds, AMT, Series J-2-A, 4.85% due 11/01/2040                                   960

                            1,275    New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds
                                     (Nightingale-Bamford School), 5.25% due 1/15/2018 (a)                                  1,345

                            7,075    New York City, New York, City IDA, IDR (Japan Airlines Company), AMT, 6% due
                                     11/01/2015 (c)                                                                         7,094

                           17,250    New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium
                                     Project), 5% due 1/01/2036 (a)                                                        17,919

                            5,750    New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium
                                     Project), 5% due 1/01/2039 (a)                                                         5,969

                           22,250    New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project),
                                     5% due 3/01/2036 (d)                                                                  23,088

                            7,970    New York City, New York, City IDA, Parking Facility Revenue Bonds (Royal
                                     Charter-New York Presbyterian), 5.75% due 12/15/2029 (c)                               8,648

                            1,500    New York City, New York, City IDA, Special Facility Revenue Refunding Bonds
                                     (Terminal One Group Association Project), AMT, 5.50% due 1/01/2024                     1,598

                              500    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                     System, Crossover Revenue Refunding Bonds, Series F, 5% due 6/15/2029 (c)                510

                            2,850    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                     System Revenue Bonds, Series A, 5.75% due 6/15/2009 (b)(e)                             2,982

                            6,750    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                     System Revenue Bonds, 5% due 6/15/2036 (d)                                             7,009

                              300    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                     System Revenue Bonds, VRDN, Series C, 3.54% due 6/15/2022 (b)(f)                         300

                            3,000    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                     System Revenue Bonds, Series A, 4.25% due 6/15/2039 (c)                                2,770

                            5,000    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                     System, Revenue Refunding Bonds, 5.50% due 6/15/2010 (d)(e)                            5,285

                            1,250    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                     System, Revenue Refunding Bonds, Series A, 5.125% due 6/15/2034 (d)                    1,297

                            4,500    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                     System, Revenue Refunding Bonds, Series A, 5% due 6/15/2035 (a)                        4,637

                            1,250    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                     System, Revenue Refunding Bonds, Series C, 5% due 6/15/2035 (d)                        1,290

                            2,800    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                     System, Revenue Refunding Bonds, VRDN, Series A, 3.59% due 6/15/2025 (b)(f)            2,800

                            6,225    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                     System, Revenue Refunding Bonds, VRDN, Series G, 3.60% due 6/15/2024 (b)(f)            6,225

                            1,020    New York City, New York, City Transit Authority, Metropolitan Transportation
                                     Authority, Triborough, COP, Series A, 5.625% due 1/01/2012 (a)                         1,072

                            6,000    New York City, New York, City Transitional Finance Authority, Building Aid
                                     Revenue Bonds, Series S-1, 5% due 7/15/2031 (b)                                        6,262

                            3,950    New York City, New York, City Transitional Finance Authority, Building Aid
                                     Revenue Bonds, Series S-2, 4.25% due 1/15/2034 (b)                                     3,680

                              800    New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                     Revenue Bonds, Series B, 6.25% due 5/15/2010 (e)                                         861

                            6,805    New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                     Revenue Bonds, Series B, 6.25% due 5/15/2010 (b)(e)                                    7,319

                           16,195    New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                     Revenue Bonds, Series C, 5% due 2/01/2033 (b)                                         16,693

                            2,500    New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                     Revenue Bonds, Series E, 5.25% due 2/01/2022 (d)                                       2,631

                            3,000    New York City, New York, City Transitional Finance Authority, Future Tax Secured,
                                     Revenue Refunding Bonds, Series D, 5.25% due 2/01/2021 (d)                             3,167

                            1,000    New York City, New York, City Transitional Finance Authority, Revenue Refunding
                                     Bonds, Series A, 5% due 11/15/2026 (b)                                                 1,033

                              895    New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2010 (b)(e)            966

                               70    New York City, New York, GO, Refunding, Series B, 7% due 2/01/2018 (a)                    70

                            3,000    New York City, New York, GO, Series A, 5.75% due 5/15/2010 (b)(e)                      3,187

                            8,000    New York City, New York, GO, Series A, 5% due 8/01/2030                                8,258

                            1,220    New York City, New York, GO, Series B, 5.75% due 8/01/2010 (d)(e)                      1,301

                            1,280    New York City, New York, GO, Series B, 5.75% due 8/01/2013 (d)                         1,359

                            3,750    New York City, New York, GO, Series D, 5.25% due 10/15/2013 (e)                        3,950

                            8,000    New York City, New York, GO, Series J, 5% due 5/15/2023                                8,298

                            9,500    New York City, New York, GO, Series M, 5% due 4/01/2035                                9,780

                            1,150    New York City, New York, GO, Sub-Series C-1, 5.25% due 8/15/2026                       1,216

                              165    New York City, New York, GO, VRDN, Sub-Series A-6, 3.59% due 11/01/2026 (c)(f)           165

                            3,100    New York City, New York, IDA, Civic Facility Revenue Refunding Bonds (Polytechnic
                                     University), 5.25% due 11/01/2037 (n)                                                  3,146

                           11,700    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                     Series A, 5% due 10/15/2032 (a)                                                       12,151

                            4,250    New York City, New York, Trust for Cultural Resources, Revenue Refunding Bonds
                                     (American Museum of Natural History), Series A, 5% due 7/01/2036 (d)                   4,395

                            2,400    New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel
                                     Unit Fee Secured), 5% due 11/15/2030 (a)                                               2,492

                            1,000    New York State Dormitory Authority, Consolidated Revenue Refunding Bonds (City
                                     University System), Series 1, 5.625% due 1/01/2008 (c)(e)                              1,028

                              850    New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (School
                                     District Financing Program), Series A, 5% due 10/01/2035 (c)                             887

                            3,330    New York State Dormitory Authority Revenue Bonds (Eger Health Care and
                                     Rehabilitation Center), 6.10% due 8/01/2037 (i)                                        3,541

                            1,500    New York State Dormitory Authority Revenue Bonds (Long Island University),
                                     Series B, 5.25% due 9/01/2028 (k)                                                      1,536

                            1,180    New York State Dormitory Authority Revenue Bonds (New York State Rehabilitation
                                     Association), Series A, 5.25% due 7/01/2019 (j)                                        1,244

                            1,000    New York State Dormitory Authority Revenue Bonds (New York State Rehabilitation
                                     Association), Series A, 5.125% due 7/01/2023 (j)                                       1,037

                            6,900    New York State Dormitory Authority Revenue Bonds (School Districts Financing
                                     Program), Series E, 5.75% due 10/01/2030 (d)                                           7,415

                            1,000    New York State Dormitory Authority Revenue Bonds, Series B, 6.50% due
                                     2/15/2011 (d)(h)                                                                       1,091

                            3,560    New York State Dormitory Authority Revenue Bonds (State University Adult
                                     Facilities), Series B, 5.75% due 5/15/2010 (c)(e)                                      3,783

                            1,780    New York State Dormitory Authority Revenue Bonds (Upstate Community Colleges),
                                     Series A, 6% due 7/01/2010 (c)(e)                                                      1,907

                            2,465    New York State Dormitory Authority, Revenue Refunding Bonds (City University
                                     System), Series C, 7.50% due 7/01/2010 (b)                                             2,617

                            1,370    New York State Dormitory Authority, Revenue Refunding Bonds (School District
                                     Financing Program), Series I, 5.75% due 10/01/2018 (d)                                 1,482

                            1,570    New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health
                                     Facilities), Series B, 5.25% due 2/15/2014 (e)                                         1,695

                              270    New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health
                                     Facilities), Series B, 5.25% due 2/15/2023                                               285

                            3,000    New York State Dormitory Authority, Supported Debt Revenue Bonds (State University
                                     Dormitory Facilities), Series A, 5% due 7/01/2031 (d)                                  3,125

                            1,000    New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds
                                     (Department of Health), Series A, 5% due 7/01/2025 (j)                                 1,038

                           18,750    New York State Energy Research and Development Authority, Gas Facilities Revenue
                                     Refunding Bonds (Brooklyn Union Gas Company/Keyspan), AMT, Series A, 4.70% due
                                     2/01/2024 (b)                                                                         18,625

                            3,500    New York State Environmental Facilities Corporation, Special Obligation Revenue
                                     Refunding Bonds (Riverbank State Park), 6.25% due 4/01/2012 (a)                        3,749

                            1,675    New York State, GO, Series A, 4.125% due 3/01/2037 (b)                                 1,505

                            3,750    New York State, HFA, M/F Housing Revenue Bonds (Saint Philips Housing), AMT,
                                     Series A, 4.65% due 11/15/2038 (r)                                                     3,647

                              800    New York State, HFA, State Personal Income Tax Revenue Bonds (Economic Development
                                     and Housing), Series A, 5% due 9/15/2023 (d)                                             832

                            1,985    New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 130,
                                     4.80% due 10/01/2037                                                                   1,907

                            1,000    New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 143,
                                     4.90% due 10/01/2037                                                                     977

                            1,540    New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                                     Series 133, 4.95% due 10/01/2021                                                       1,544

                            6,000    New York State Thruway Authority, General Revenue Bonds, Series F, 5% due
                                     1/01/2030 (a)                                                                          6,222

                            8,000    New York State Thruway Authority, General Revenue Refunding Bonds, Series G,
                                     4.75% due 1/01/2029 (c)                                                                8,110

                           17,750    New York State Thruway Authority, General Revenue Refunding Bonds, Series G,
                                     4.75% due 1/01/2030 (c)                                                               17,983

                            2,820    New York State Thruway Authority, Highway and Bridge Trust Fund Revenue Bonds,
                                     Series A, 6.25% due 4/01/2011 (c)                                                      3,018

                            3,000    New York State Thruway Authority, Local Highway and Bridge Service Contract
                                     Revenue Bonds, 5.75% due 4/01/2010 (a)(e)                                              3,182

                            2,000    New York State Thruway Authority, Local Highway and Bridge Service Contract
                                     Revenue Bonds, Series A-2, 5.375% due 4/01/2008 (d)(e)                                 2,043

                            4,380    New York State Thruway Authority, Second General Highway and Bridge Trust Fund
                                     Revenue Bonds, Series A, 5% due 4/01/2026 (a)                                          4,583

                            3,000    New York State Urban Development Corporation, Personal Income Tax Revenue Bonds,
                                     Series C-1, 5% due 3/15/2013 (d)(e)                                                    3,180
                            5,000    New York State Urban Development Corporation, Personal Income Tax Revenue Bonds
                                     (State Facilities), Series A-1, 5% due 3/15/2029 (b)                                   5,168

                            3,190    New York State Urban Development Corporation, Revenue Refunding Bonds (Correctional
                                     Capital Facilities), Series A, 6.50% due 1/01/2011 (c)                                 3,462

                            1,000    Niagara Falls, New York, City School District, COP, Refunding (High School
                                     Facility), 5% due 6/15/2028 (c)                                                        1,033

                            1,000    Niagara Falls, New York, GO (Water Treatment Plant), AMT, 7.25% due
                                     11/01/2010 (d)(e)                                                                      1,101

                            2,705    Niagara, New York, Frontier Authority, Airport Revenue Bonds (Buffalo Niagara
                                     International Airport), Series B, 5.50% due 4/01/2019 (d)                              2,802

                            1,260    North Country, New York, Development Authority, Solid Waste Management System,
                                     Revenue Refund Bonds, 6% due 5/15/2015 (c)                                             1,369

                            1,745    North Hempstead, New York, GO, Refunding, Series B, 6.40% due 4/01/2013 (b)            1,966

                              555    North Hempstead, New York, GO, Refunding, Series B, 6.40% due 4/01/2017 (b)              656

                            1,665    Oneida County, New York, IDA, Civic Facilities Revenue Bonds (Mohawk Valley),
                                     Series A, 5.20% due 2/01/2013 (c)                                                      1,708

                            2,500    Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT,
                                     137th Series, 5.125% due 7/15/2030 (c)                                                 2,590

                            1,000    Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT,
                                     141st Series, 4.50% due 9/01/2035 (j)                                                    938

                           15,000    Port Authority of New York and New Jersey, Revenue Refunding Bonds, AMT,
                                     120th Series, 6% due 10/15/2032 (d)                                                   15,208

                                2    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds,
                                     DRIVERS, AMT, Series 278, 7.534% due 12/01/2022 (d)(g)(u)                                  3

                           14,750    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                                     (JFK International Air Terminal), AMT, Series 6, 6.25% due 12/01/2010 (d)             15,795

                            7,175    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                                     (JFK International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2011 (d)          7,809

                            3,500    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                                     (JFK International Air Terminal LLC), AMT, Series 6, 5.75% due 12/01/2025 (d)          3,519

                            4,425    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                                     (Special Project-JFK International Air Terminal), AMT, Series 6, 6.25% due
                                     12/01/2013 (d)                                                                         4,940

                            7,380    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                                     (Special Project-JFK International Air Terminal), AMT, Series 6, 6.25% due
                                     12/01/2014 (d)                                                                         8,347

                            1,255    Rensselaer County, New York, IDA, Civic Facility Revenue Bonds (Rensselaer
                                     Polytechnic Institute), Series B, 5.50% due 8/01/2022 (a)                              1,306

                            2,500    Rensselaer, New York, City School District, COP, 5% due 6/01/2036 (l)                  2,590

                            1,500    Rochester, New York, Housing Authority, Mortgage Revenue Bonds (Andrews Terrace
                                     Apartments Project), AMT, 4.70% due 12/20/2038 (s)                                     1,411

                            1,000    Suffolk County, New York, IDA, Civic Facility Revenue Refunding Bonds (Dowling
                                     College), Series A, 5% due 6/01/2036 (n)                                                 983

                            4,625    Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25% due
                                     6/01/2027                                                                              4,760

                            8,530    Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding
                                     Bonds (Ogden Martin System Huntington Project), AMT, 6% due 10/01/2010 (a)             9,057

                            9,170    Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding
                                     Bonds (Ogden Martin System Huntington Project), AMT, 6.15% due 10/01/2011 (a)          9,931

                            6,470    Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding
                                     Bonds (Ogden Martin System Huntington Project), AMT, 6.25% due 10/01/2012 (a)          7,133

                            1,750    Suffolk County, New York, Public Improvement, GO, Series B, 4.50% due
                                     11/01/2024 (d)                                                                         1,758

                           11,500    Syracuse, New York, IDA, PILOT Revenue Bonds (Carousel Center Project), AMT,
                                     Series A, 5% due 1/01/2036 (l)                                                        11,760

                            5,000    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                     5.25% due 6/01/2020 (a)                                                                5,279

                            2,000    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                     5.25% due 6/01/2022 (a)                                                                2,102

                            2,000    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                     5.50% due 6/01/2021                                                                    2,132

                            1,900    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                     5.50% due 6/01/2022                                                                    2,019

                            2,305    Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                                     Refunding Bonds, Series Y, 6% due 1/01/2012 (d)(h)                                     2,442

                              600    Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                                     Refunding Bonds, VRDN, Series C, 3.56% due 1/01/2032 (a)(f)                              600

                            7,000    Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                     5.25% due 11/15/2023 (d)                                                               7,396

                           19,675    Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, 5%
                                     due 11/15/2032 (d)                                                                    20,305

                            2,265    Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                     Series A, 5% due 1/01/2012 (d)(e)                                                      2,377

                            1,500    Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                     Series B, 5% due 11/15/2032 (d)                                                        1,548

                            2,465    Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds,
                                     5% due 11/15/2028 (a)                                                                  2,550

                            6,000    Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds,
                                     Series A, 5.25% due 11/15/2030 (d)                                                     6,314

                            1,050    Western Nassau County, New York, Water Authority, Water System Revenue Refunding
                                     Bonds, 5% due 5/01/2035 (a)                                                            1,085

                            2,010    Yonkers, New York, GO, Series A, 5.75% due 10/01/2010 (b)(e)                           2,148


Guam - 0.8%                 2,240    A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds,
                                     AMT, Series C, 5.25% due 10/01/2021 (d)                                                2,307

                            2,050    A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds,
                                     AMT, Series C, 5.25% due 10/01/2022 (d)                                                2,111


Puerto Rico - 10.6%           655    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                     Revenue Bonds, Series G, 5.25% due 7/01/2013 (b)(e)                                      704

                            2,265    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                     Revenue Bonds, Series G, 5.25% due 7/01/2019 (b)                                       2,401

                              345    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                     Revenue Bonds, Series G, 5.25% due 7/01/2021 (b)                                         369

                            1,250    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                     Revenue Bonds, Trust Receipts, Class R, Series B, 7.753% due 7/01/2035 (d)(g)(u)       1,419

                            3,000    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                     Revenue Refunding Bonds, Series D, 5.75% due 7/01/2012 (e)                             3,257

                            4,100    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                     Revenue Refunding Bonds, Series N, 5.25% due 7/01/2039 (b)                             4,573

                           22,030    Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                                     Capital Appreciation Revenue Bonds, Series A, 4.62% due 7/01/2031 (b)(o)               7,036

                            3,900    Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                                     Capital Appreciation Revenue Bonds, Series A, 4.67% due 7/01/2035 (a)(o)               1,016

                            8,000    Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                                     Capital Appreciation Revenue Bonds, Series A, 4.77% due 7/01/2043 (a)(o)               1,407

                            1,000    Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series B, 5.25%
                                     due 7/01/2032                                                                          1,047

                            1,000    Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2030        1,049

                            4,000    Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue
                                     Bonds, Series A, 5% due 7/01/2031 (a)                                                  4,184

                            4,750    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125%
                                     due 7/01/2013 (e)                                                                      5,076

                            5,000    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                     7/01/2015 (e)(j)                                                                       5,368

                            7,095    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                     7/01/2015 (e)(l)                                                                       7,617

                            7,100    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                     7/01/2015 (b)(e)                                                                       7,622

                            3,000    Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue
                                     Bonds, Series E, 5.50% due 2/01/2012 (e)                                               3,205

                            1,000    Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds,
                                     Series A, 5.25% due 8/01/2057                                                          1,048

                                     Total Municipal Bonds (Cost - $737,163) - 137.2%                                     755,250



                                     Municipal Bonds Held in Trust (q)
New York - 32.8%           50,000    Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                                     Series A, 5.75%, due 11/15/2032 (c)                                                   53,810

                           25,000    New York City, New York, City Municipal Water Finance Authority, Water and
                                     Sewer System Revenue Bonds, Series A, 5.75% due 6/15/2011 (d)(e)                      26,767

                           22,085    New York City, New York, GO, Series C, 5.75% due 3/15/2027 (c)                        23,923

                           13,000    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                     Series A, 5.25% due 10/15/2027 (a)                                                    13,757

                           16,000    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                     Series A, 5% due 10/15/2032 (a)                                                       16,932

                           33,750    New York Convention Center Development Corporation, New York, Revenue Bonds
                                     (Hotel Unit Fee Secured), 5% due 11/15/2035 (a)                                       34,928

                           10,155    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                                     (JFK International Air Terminal), AMT, Series 6, 5.75% due 12/01/2022 (d)             10,410

                                     Total Municipal Bonds Held in Trust (Cost - $179,334) - 32.8%                        180,527



                           Shares
                             Held    Short-Term Securities
                              874    CMA New York Municipal Money Fund, 3.07% (m)(p)                                          874

                                     Total Short-Term Securities (Cost - $874) - 0.2%                                         874

                                     Total Investments (Cost - $917,371*) - 170.2%                                        936,651
                                     Other Assets Less Liabilities - 0.6%                                                   3,573
                                     Liability for Trust Certificates, Including Interest Expense Payable - (15.5%)      (85,742)
                                     Preferred Stock, at Redemption Value - (55.3%)                                     (304,191)
                                                                                                                      -----------
                                     Net Assets Applicable to Common Stock - 100.0%                                   $   550,291
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $         832,307
                                                  =================
    Gross unrealized appreciation                 $          22,617
    Gross unrealized depreciation                           (3,268)
                                                  -----------------
    Net unrealized appreciation                   $          19,349
                                                  =================

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) Prerefunded.

(f) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(g) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(h) Escrowed to maturity.

(i) FHA Insured.

(j) CIFG Insured.

(k) Radian Insured.

(l) XL Capital Insured.

(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    Net            Dividend
    Affiliate                                     Activity          Income

    CMA New York Municipal Money Fund              (730)            $   70


(n) ACA Insured.

(o) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(p) Represents the current yield as of July 31, 2007.

(q) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

(r) FNMA Collateralized.

(s) GNMA Collateralized.

(t) All or a portion of security held as collateral in connection with open financial futures contracts.

(u) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

  o Financial futures contracts sold as of July 31, 2007 were as follows:

    Number of                           Expiration        Face      Unrealized
    Contracts          Issue               Date          Value     Depreciation

      279          30-Year U.S.
                   Treasury Note      September 2007    $ 30,478    $   (230)


Item 2 - Controls and Procedures

2(a) - 	 The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - 	 There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniYield New York Insured Fund, Inc.


By:	/s/ Robert C. Doll, Jr.
	------------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock MuniYield New York Insured Fund, Inc.


Date: September 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
	------------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock MuniYield New York Insured Fund, Inc.


Date: September 20, 2007


By:	/s/ Donald C. Burke
	--------------------
        Donald C. Burke,
        Chief Financial Officer (principal financial officer) of
        BlackRock MuniYield New York Insured Fund, Inc.


Date: September 20, 2007